NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 07, 2024	Jun. 30, 2024	Jun. 30, 2025
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest expense on convertible notes		$ 1,896,714	$ 7,276,092
Short-term merger financing, net		$ 5,092,083
Short Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,000,000
Maturity due	90 days
Interest rate (in percent)	9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	90.00%
Long-Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 7,971,000
Maturity due	24 months
Interest rate (in percent)	13.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Sellers note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle on convertible notes (in shares)			34,931,855
Shares transferred by related party for conversion (in shares)			6,133
Short term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal amount			$ 5,000,000
Interest amount			366,979
Interest expense on convertible notes			366,978
Pay for accrued interest			92,083
long term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal amount			6,995,624
Interest amount			937,773
Principal balance			975,573
Interest expense on convertible notes			969,473
Amortization of discount			594,370
Pay for accrued interest			98,483
Accrued interest net			31,706
Unamortized discount (Premium), Net			27,167
Long-term merger financing, net			980,112
Merger financing
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal amount			1,439,586
Interest amount			$ 256,091